PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Proceeds on disposals	$ 33	$ 51
Loss on disposal of plant and equipment	$ 329	$ 538